CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A [Member]	Common Stock [Member]	Stock Payable [Member]	Share Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2020	$ 10,000	$ 265	$ 4,000	$ (4,000)	$ 38,952,245	$ (38,964,369)	$ (1,859)
Beginning balance, shares at Oct. 31, 2020	10,000,000	265,299
Shares issued for payable		$ 4,000	(4,000)	4,000	(4,000)
Shares issued for payable, shares		4,000,000
Shares issued for consulting services to a related party		$ 100,000					100,000
Shares issued for consulting services to a related party, shares		100,000,000
Cancellation of shares		$ (9,000)					(9,000)
Cancellation of shares, shares		(9,000,000)
Contributed capital					4,676		4,676
Net loss						(132,932)	(132,932)
Ending balance, value at Oct. 31, 2021	$ 10,000	$ 95,265			38,952,921	(39,097,301)	(39,115)
Ending balance, shares at Oct. 31, 2021	10,000,000	95,265,299
Shares issued for acquisition		$ 20			(10)		10
Shares issued for acquisition, shares		20,000
Shares issued for consulting services		$ 10,000		(10,000)
Shares issued for consulting services, shares		10,000,000
Net loss						(792,883)	(792,883)
Ending balance, value at Jul. 31, 2022	$ 10,000	$ 105,285		(10,000)	38,952,911	(39,890,184)	(831,988)
Ending balance, shares at Jul. 31, 2022	10,000,000	105,285,299
Beginning balance, value at Oct. 31, 2021	$ 10,000	$ 95,265			38,952,921	(39,097,301)	(39,115)
Beginning balance, shares at Oct. 31, 2021	10,000,000	95,265,299
Shares issued for acquisition		$ 20			(10)		10
Shares issued for acquisition, shares		20,000
Shares issued for consulting services		$ 10,000		(10,000)
Shares issued for consulting services, shares		10,000,000
Shares cancelled for cancellation of acquisition		$ (20)			10		(10)
Shares cancelled for cancellation of acquisition, shares		(20,000)
Series A Preferred Stock returned to treasury	$ (5,000)				5,000
Series A Preferred Stock returned to treasury, shares	(5,000,000)
Net loss						(1,071,309)	(1,071,309)
Ending balance, value at Oct. 31, 2022	$ 5,000	$ 105,265		(10,000)	38,957,921	(40,168,610)	(1,110,424)
Ending balance, shares at Oct. 31, 2022	5,000,000	105,265,299
Beginning balance, value at Apr. 30, 2022	$ 10,000	$ 105,285		(10,000)	38,952,911	(39,519,653)	(461,457)
Beginning balance, shares at Apr. 30, 2022	10,000,000	105,285,299
Net loss						(370,531)	(370,531)
Ending balance, value at Jul. 31, 2022	$ 10,000	$ 105,285		(10,000)	38,952,911	(39,890,184)	(831,988)
Ending balance, shares at Jul. 31, 2022	10,000,000	105,285,299
Beginning balance, value at Oct. 31, 2022	$ 5,000	$ 105,265		(10,000)	38,957,921	(40,168,610)	(1,110,424)
Beginning balance, shares at Oct. 31, 2022	5,000,000	105,265,299
Common stock issued for cash		$ 182,000					182,000
Common stock issued for cash, shares		182,000,000
Common stock based compensation		$ 2,025					2,025
Common stock based compensation, shares		2,025,000
Common stock issued for settlement of debt		$ 20,000					20,000
Common stock issued for settlement of debt, shares		20,000,000
Common stock to be issued from cash proceeds			100,000				100,000
Series A preferred issued pursuant to patent agreement	$ 5,000				77,500		82,500
Series A preferred issued pursuant to patent agreement, shares	5,000,000
Common stock issued for cash		$ 100,000	(100,000)
Common stock issued for cash, shares		100,000,000
Common stock issued for cash		$ 8,000					8,000
Common stock issued for cash, shares		8,000,000
Regulation A stock issuances		$ 1,968	19,750	(13,750)	1,966,064		1,974,032
Regulation A stock issuances, shares		1,968,032
Net loss						(962,028)	(962,028)
Ending balance, value at Jul. 31, 2023	$ 10,000	$ 419,258	19,750	(23,750)	41,001,485	(41,130,638)	296,105
Ending balance, shares at Jul. 31, 2023	10,000,000	419,258,331
Beginning balance, value at Apr. 30, 2023	$ 10,000	$ 409,290		(10,000)	39,035,421	(40,670,832)	(1,226,121)
Beginning balance, shares at Apr. 30, 2023	10,000,000	409,290,299
Common stock issued for cash		$ 8,000					8,000
Common stock issued for cash, shares		8,000,000
Regulation A stock issuances		$ 1,968	19,750	(13,750)	1,966,064		1,974,032
Regulation A stock issuances, shares		1,968,032
Net loss						(459,806)	(459,806)
Ending balance, value at Jul. 31, 2023	$ 10,000	$ 419,258	$ 19,750	$ (23,750)	$ 41,001,485	$ (41,130,638)	$ 296,105
Ending balance, shares at Jul. 31, 2023	10,000,000	419,258,331